Property and Equipment, Net (Details) - Schedule of Depreciation Expense		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation expense		$ 9,904	$ 1,265	$ 6,429	$ 450
General and Administrative Expense [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation expense		$ 9,904		$ 6,429	$ 450